Convertible Notes (Details) - Schedule of proceeds to the notes and the warrants $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of proceeds to the notes and the warrants [Abstract]
Principal amount	$ 15,142
Less: unamortized discount and debt issuance costs	(5,152)
Total	$ 9,990